STMicroelectronics NV ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks
— 96.8%
Information Technology — 96.8%
STMicroelectronics NV, ADR
(Cost $466,225) .......................................................................................................... 19,491 $ 673,414
Short-Term Investment
— 3.6%
Money Market Funds — 3.6%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $24,833) ........................................................................................................... 24,833 24,833
Total Investments — 100.4%
(Cost $491,058) 698,247
Liabilities in excess of Other Assets,
Net — (0.4)% (3,119)
Net Assets — 100% $ 695,128
_______________
(a) Reflects the 7-day yield at March 31, 2026.
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 USD 637,338 EUR 553,141 $ — $ (6)
CIBC 04/01/26 EUR 553,141 USD 634,237 — (3,095)
CIBC 04/02/26 EUR 529,795 USD 610,458 26 —
Total Unrealized Appreciation/(Depreciation) $ 26
$ (3,101)
*
The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
EUR Euro